UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21051

Name of Fund: BlackRock Maryland Municipal Bond Trust (BZM)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Maryland Municipal Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2016

Date of reporting period: 11/30/2015

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2015 (Unaudited)	BlackRock Maryland Municipal Bond Trust (BZM) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Maryland — 136.6%
Corporate — 1.7%
Maryland EDC, Refunding RB:
CNX Marine Terminals, Inc., 5.75%, 9/01/25	$320	$248,045
Potomac Electric Power Co., 6.20%, 9/01/22	250	287,265

		535,310
County/City/Special District/School District — 25.3%
City of Baltimore Maryland, RB, Series C, Wastewater Project, 5.00%, 7/01/39	1,000	1,138,390
County of Anne Arundel Maryland Consolidated, Refunding, Special Tax, The Villages of Dorchester and Farmington Project, 5.00%, 7/01/32	500	568,110
County of Anne Arundel Maryland Consolidated, Special Tax District, Villages at Two Rivers Project, 5.25%, 7/01/44	250	254,135
County of Frederick Maryland, GO, Series A, 5.00%, 8/01/24	275	340,934
County of Frederick Maryland, RB, Jefferson Technology Park Project, Series B, 7.13%, 7/01/43	250	280,985
County of Howard Maryland, Tax Allocation Bonds, Annapolis Junction Town Center Project, 6.10%, 2/15/44	250	267,265
County of Montgomery Maryland, GO, Refunding, Consolidated Public Improvement, Series A, 5.00%, 7/01/19 (a)	175	199,000
County of Prince George’s Maryland, Special Obligation, Remarketing, National Harbor Project, 5.20%, 7/01/34	1,500	1,501,065
State of Maryland, GO, Refunding, State & Local Facilities Loan, 3rd Series C, 5.00%, 11/01/20	500	588,870
State of Maryland, GO:
State & Local Facilities Loan, 1st Series B, 5.00%, 3/15/19 (a)	250	281,532

Municipal Bonds	Par (000)	Value
Maryland (continued)
County/City/Special District/School District (continued)
State of Maryland, GO (continued):
State & Local Facilities Loan, 2nd Series B, 3.00%, 8/01/27	$2,425	$2,491,566

		7,911,852
Education — 27.4%
County of Anne Arundel Maryland, Refunding RB, Maryland Economic Development, Anne Arundel Community College Project:
4.00%, 9/01/27	510	548,479
3.25%, 9/01/28	360	366,988
Maryland EDC, Refunding RB:
University of Maryland Project, 5.00%, 7/01/39	500	529,255
University Village at Sheppard Pratt, 5.00%, 7/01/33	1,000	1,071,720
Maryland Health & Higher Educational Facilities Authority, Refunding RB:
Goucher College, Series A, 5.00%, 7/01/34	1,000	1,115,530
Johns Hopkins University Project, Series A, 5.00%, 7/01/27	1,000	1,182,560
Johns Hopkins University Project, Series A, 4.00%, 7/01/37	60	62,647
Loyola University Maryland, Series A, 5.00%, 10/01/39	900	998,721
Maryland Institute College of Art, 5.00%, 6/01/29	500	554,315
Notre Dame Maryland University, 5.00%, 10/01/42	1,000	1,062,320
University System of Maryland, RB, Auxiliary Facility and Tuition, Series A, 5.00%, 4/01/24	400	492,744
University System of Maryland, Refunding RB, Series D, 5.00%, 10/01/21	500	597,895

		8,583,174
Health — 43.9%
City of Gaithersburg Maryland, Refunding RB, Asbury Maryland Obligation, Series B, 6.00%, 1/01/23	250	278,430

BLACKROCK MARYLAND MUNICIPAL BOND TRUST	NOVEMBER 30, 2015	1

Schedule of Investments (continued)	BlackRock Maryland Municipal Bond Trust (BZM)

Municipal Bonds	Par (000)	Value
Maryland (continued)
Health (continued)
County of Howard Maryland, Refunding RB, Vantage House Facility, Series A, 5.25%, 4/01/33	$550	$546,557
County of Montgomery Maryland, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/40	1,000	1,107,960
Maryland Health & Higher Educational Facilities Authority, RB, Ascension Health Alliance, Series B, 5.00%, 11/15/51	1,000	1,100,920
Maryland Health & Higher Educational Facilities Authority, Refunding RB:
Anne Arundel Health System, 5.00%, 7/01/40	1,000	1,068,900
Charlestown Community Project, 6.25%, 1/01/41	1,000	1,112,790
Frederick Memorial Hospital, Series A, 4.00%, 7/01/38	1,250	1,258,612
Lifebridge Health Issue, 4.13%, 7/01/47	500	505,270
Medstar Health, Inc., 5.00%, 8/15/42	1,000	1,106,370
Meritus Medical Center Issue, 5.00%, 7/01/40	1,000	1,082,250
Peninsula Regional Medical Center, 5.00%, 7/01/25	500	595,410
Peninsula Regional Medical Center, 5.00%, 7/01/39	1,000	1,102,580
University of Maryland, 5.00%, 7/01/35	200	222,868
University of Maryland, 4.00%, 7/01/41	500	503,155
University of Maryland Medical System, 5.13%, 7/01/39	1,000	1,074,180
University of Maryland Medical System, Series A, 5.00%, 7/01/43	1,000	1,093,670

		13,759,922
Housing — 12.4%
County of Howard Maryland, RB, Series A, 5.00%, 6/01/44	550	592,597
Maryland Community Development Administration, HRB, Series A, Residential:
4.05%, 7/01/42	1,220	1,233,091
Series H, AMT, 5.10%, 9/01/37	875	886,165

Municipal Bonds	Par (000)	Value
Maryland (continued)
Housing (continued)
Maryland Community Development Administration, RB:
3.70%, 7/01/35	$500	$498,605
5.05%, 9/01/39	500	517,350
Series B, 4.75%, 9/01/39	150	153,644

		3,881,452
Transportation — 15.0%
Maryland EDC, RB:
Term Project, Series B, 5.75%, 6/01/35	500	544,750
Transportation Facilities Project, Series A, 5.75%, 6/01/35	500	545,340
Maryland State Department of Transportation, RB, Consolidated, 4.00%, 5/15/22	1,000	1,088,590
Maryland State Transportation Authority, RB, Baltimore/Washington International Thurgood Marshall Airport Project, Series A, AMT, 4.00%, 6/01/29	1,925	2,006,254
Maryland State Transportation Authority, Refunding RB, Baltimore/Washington International Thurgood Marshall Airport Project, Series B, AMT, 5.00%, 3/01/23	445	514,140

		4,699,074
Utilities — 10.9%
City of Baltimore Maryland, RB:
Wastewater Project, Series C, 5.00%, 7/01/38	1,000	1,138,010
Water Project, Series A, 5.00%, 7/01/43	1,000	1,131,130
County of Montgomery Maryland, RB, Water Quality Protection Charge, Series A:
5.00%, 4/01/31	500	570,705
5.00%, 4/01/32	500	567,840

		3,407,685
Total Municipal Bonds in Maryland		42,778,469

2	BLACKROCK MARYLAND MUNICIPAL BOND TRUST	NOVEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Maryland Municipal Bond Trust (BZM)

Municipal Bonds	Par (000)	Value
District of Columbia — 3.6%
Transportation — 3.6%
Washington Metropolitan Area Transit Authority, Refunding RB, Series A, 5.13%, 7/01/32	$1,000	$1,123,310
Guam — 2.3%
State — 2.3%
Territory of Guam, RB, Series A:
Business Privilege Tax Bonds, 5.13%, 1/01/42	250	271,232
Limited Obligation Bonds, Section 30, 5.63%, 12/01/29	410	453,571
Total Municipal Bonds in Guam		724,803
Total Municipal Bonds — 142.5%		44,626,582

Municipal Bonds Transferred to Tender Option Bond Trusts (b)
Maryland — 10.4%
Transportation — 10.4%
State of Maryland Transportation Authority, RB, Transportation Facilities Project (AGM), 5.00%, 7/01/41	3,000	3,261,750
Total Long-Term Investments (Cost — $45,888,384) — 152.9%		47,888,332

Short-Term Securities	Shares	Value
FFI Institutional Tax-Exempt Fund, 0.02% (c)(d)	212,044	$212,044
Total Short-Term Securities (Cost — $212,044) — 0.7%		212,044
Total Investments (Cost — $46,100,428*) — 153.6%		48,100,376
Other Assets Less Liabilities — 2.3%		724,161
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (4.8)%		(1,500,447)
VRDP Shares, at Liquidation Value — (51.1)%		(16,000,000)

Net Assets Applicable to Common Shares — 100.0%		$31,324,090

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$44,609,269

Gross unrealized appreciation	2,139,626
Gross unrealized depreciation	(148,519)

Net unrealized appreciation	$1,991,107

BLACKROCK MARYLAND MUNICIPAL BOND TRUST	NOVEMBER 30, 2015	3

Schedule of Investments (continued)	BlackRock Maryland Municipal Bond Trust (BZM)

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

(c)	During the period ended November 30, 2015, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2015	Net Activity	Shares Held at November 30, 2015	Income
FFI Institutional Tax-Exempt Fund	334,132	(122,088)	212,044	$10

(d)	Represents the current yield as of period end.

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
EDC	Economic Development Corp.
GO	General Obligation Bonds
HRB	Housing Revenue Bonds
RB	Revenue Bonds

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Depreciation
(4)	10-Year U.S. Treasury Note	March 2016	$505,750	$(1,006)
(1)	Long U.S. Treasury Bond	March 2016	$154,000	(525)
(2)	5-Year U.S. Treasury Note	March 2016	$237,359	(128)
Total				$(1,659)

4	BLACKROCK MARYLAND MUNICIPAL BOND TRUST	NOVEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Maryland Municipal Bond Trust (BZM)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$47,888,332	—	$47,888,332
Short-Term Securities	$212,044	—	—	212,044

Total	$212,044	$47,888,332	—	$48,100,376

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Interest Rate Contracts	$(1,659)	—	—	$(1,659)
[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK MARYLAND MUNICIPAL BOND TRUST	NOVEMBER 30, 2015	5

Schedule of Investments (concluded)	BlackRock Maryland Municipal Bond Trust (BZM)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$11,350	—	—	$11,350
Liabilities:
TOB Trust Certificates	—	$(1,500,000)	—	(1,500,000)
VRDP Shares	—	(16,000,000)	—	(16,000,000)

Total	$11,350	$(17,500,000)	—	$(17,488,650)

During the period ended November 30, 2015, there were no transfers between levels.

6	BLACKROCK MARYLAND MUNICIPAL BOND TRUST	NOVEMBER 30, 2015

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Maryland Municipal Bond Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Maryland Municipal Bond Trust

Date:	January 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Maryland Municipal Bond Trust

Date:	January 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Maryland Municipal Bond Trust

Date:	January 22, 2016